22. Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation

22.	Share-based Compensation

The Company measures employee share-based compensation expense for all share-based compensation awards based on the grant-date fair value and recognizes the cost in the financial statements over the employee requisite service period.

During the years ended December 31, 2019, 2018 and 2017, the total share-based compensation expense was $821, $2,756 and $798, respectively. Among them, $821, $2,726 and $1,174 were attributable to continuing operations, respectively. The following table summarizes the consolidated share-based compensation expense from continuing operations, by type of awards:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Employee stock options	$305	$1,799	$886
Restricted stock grants	516	927	288
Total share-based compensation expense	$821	$2,726	$1,174

The following table summarizes the consolidated share-based compensation by line items from continuing operations:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
General and administrative	$768	$2,579	$1,131
Sales, marketing and customer service	53	147	43
Total share-based compensation expense	$821	$2,726	$1,174

As share-based compensation expense recognized in the consolidated statements of operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Determining Fair Value

Valuation and Amortization Method —The Company estimates the fair value of service-based and performance-based stock options granted using the Black-Scholes option-pricing formula. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. In the case of performance-based stock options, amortization does not begin until it is determined that meeting the performance criteria is probable. Service-based and performance-based options typically have a ten-year life from date of grant and vesting periods of four years.

Expected Term —The Company’s expected term represents the period that the Company’s share-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Group utilizes the simplified method for estimating the expected term of the share-based award, instead of historical exercise data. For its performance-based awards, the Group has determined the expected term life to be 6.25 years based on contractual life and the seniority of the recipient.

Expected Volatility —The Company uses historical volatility of the price of its ordinary shares to calculate the volatility for its granted options.

Expected Dividend —The Company has never paid dividends on its ordinary shares and currently does not intend to do so, and accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate — The Company bases the risk-free interest rate used in the Black-Scholes valuation model upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants were as follows:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
Expected term	6.25	6.25	6.25
Risk-free interest rate	1.55%-2.51%	2.54%-3.03%	1.81%-2.30%
Expected volatility	575%-605%	624%-756%	284%-763%
Expected dividend yield	0%	0%	0%

Equity Incentive Plan

On May 8, 2015, the Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”) which permits the Company to grant stock options to directors, officers or employees of the Company or others to purchase shares of Ordinary Stock of the Company through awards of incentive and nonqualified stock options (“Option”), Restricted Stock or Unrestricted Stock and stock appreciation rights (“SARs”) which was approved by the shareholders. The total number of shares which may be issued under the 2015 Plan is 9% of the number of outstanding and issued ordinary shares of the Company. The Option Price per Share shall be determined by the compensation committee of the Board (“Compensation Committee”), unless expressly approved by the Compensation Committee, shall not be less than 100% of the fair market value of the shares on the date an Option is granted.

During the year ended December 31, 2019 and 2018, the Board of Directors approved the grants of Restricted Stock Units (“RSUs”) to core management members and other management, pursuant to the terms of the 2015 Plan. The total number of RSUs granted is 107,000 and 663,460 shares, respectively. The vesting schedules are 100% vested at the grant date for all the grants. All these shares were issued to the management during the year ended December 31, 2019 and 2018. The Group used the market price of its shares at grant date as the fair value of the RSUs in calculating the share based compensation expense.

The following table summarizes the Group’s stock option activities:

	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of December 31, 2016	550,760	82	7.40	$60,032
Granted	325,300	4
Exercised	–	–
Forfeited/expired	(374,800)	36
Outstanding as of December 31, 2017	501,260	66	7.03	$769
Granted	287,000	13
Exercised	–	–
Forfeited/expired	(528,060)	10
Outstanding as of December 31, 2018	260,200	212	8.59	$–
Granted	65,000	3
Exercised	–	–
Forfeited/expired	(70,000)	4
Outstanding as of December 31, 2019	255,200	19	6.70	$–
Vested and exercisable as of December 31, 2019	139,450	24	6.47	$–
Expected to vest as of December 31, 2019	124,355	26	6.45	$–

The following table presents the exercise price and remaining life information about options exercisable at December 31, 2019:

Range of exercise price	Shares Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic ($000)
$118 - $172	1,000	5.13	$172.00	$–
$40 - $117	42,300	6.38	$63.61	–
$2 - $39	93,650	7.33	$5.60	–
$1-$2	2,5000	9.69	$1.96	–
	139,450			$–

Following is a summary of our restricted stock awards as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at December 31, 2016	217,059	$151
Granted	–	–
Forfeited	(1,250)	177
Restricted stock units at December 31, 2017	215,809	151
Granted	663,460	1
Forfeited	(250)	185
Restricted stock units at December 31, 2018	879,019	38
Granted	107,000	3
Forfeited	-	-
Restricted stock units at December 31, 2019	986,019	$34

Changes in the Group’s non-vested stock awards are summarized as follows:

	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant-Date Fair Value Per Share
Non-vested as of December 31, 2016	430,358	$46	4,750	$178
Granted	325,300	4	–	–
Vested	(100,663)	43	(2,187)	128
Forfeited	(275,075)	48	(1,250)	177
Non-vested as of December 31, 2017	379,920	$9	1,313	$264
Granted	287,000	13	663,460	1
Vested	(87,285)	25	(663,273)	1
Forfeited	(396,335)	13	(250)	185
Non-vested as of December 31, 2018	183,300	$8	1,250	$185
Granted	65,000	3	107,000	3
Vested	(70,050)	17	(108,250)	5
Forfeited	(62,500)	4	–	–
Non-vested as of December 31, 2019	115,750	$11	–	$–

The weighted average grant date fair value of option per share are $3.48, $12.54, and $3.88 for the years ended December 31, 2019, 2018 and 2017. As of December 31, 2019, the unrecognized compensation costs are expected to be recognized over a weighted average period of approximately 1.72 years.

The total fair value of shares vested during the years ended December 31, 2019, 2018 and 2017 was $690, $1,382 and $2,955, respectively. There were no changes to the contractual life of any fully vested options during the years ended December 31, 2019, 2018 and 2017.